SHARE CAPITAL - Disclosure of detailed information about pricing model with weighted average assumptions for share option granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Risk free interest rate	3.22%	0.96%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	59.00%	58.00%
Expected life in years	3.25	5
Forfeiture rate	0.00%	0.00%